Balances and transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Associates
Balances and transactions with related parties
Sales to/income from related parties	₽ 3	₽ 121
Purchases/expenses from related parties	(525)	(568)
Amounts owed by related parties	170
Amounts owed to related parties	(116)	(74)
Key management personnel
Balances and transactions with related parties
Sales to/income from related parties		1
Purchases/expenses from related parties	(422)	(288)
Amounts owed to related parties	(142)	(83)
Other related parties
Balances and transactions with related parties
Sales to/income from related parties	9	4
Purchases/expenses from related parties	(21)	(27)
Amounts owed by related parties	8	5
Amounts owed to related parties	₽ (9)	₽ (1)